RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended	12 Months Ended
	Mar. 28, 2013 CNY (¥)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 05, 2013 CNY (¥)
Notes payable		$ 1,921,991	$ 1,530,959
Expenses paid by related parties		30,571	25,816	$ 27,543
Repayments to related parties		(227,867)	(40,855)	(56,689)
Due to related parties		120,000	121,829	120,000
Proceeds from related parties		407,984
Mr. Lee [Member]
Promissory notes, issued		101,126	115,421	1,952
Notes payable		246,690	126,848	68,431
Accured Interest		62,138	35,946	29,273
Unamortized debt discount		74,778	65,413	1,058
Borrowed loans with attached shares of warrants		$ 214,414
Shares of warrants | shares		1,072,385
Management services fees		$ 120,000	120,000	120,000
Expenses paid by related parties		30,571	25,816	27,543
Repayments to related parties		22,565	40,855	56,689
Due to related parties		534,529	425,181	320,239
Zhongda [Member]
Repayments to related parties | ¥	¥ 2,508,000
Due to related parties		378,721	377,875
Ownership percantage					90.00%
Beneficial owner owning percentage					6.14%
Exchange for compensation | ¥					¥ 3,508,000
Vago International Limited [Member]
Due to related parties		$ 19,806	19,806
Ownership percantage		10.00%
Dong Liang [Member]
Repayments to related parties		$ 164,051
Due to related parties		221,368
Proceeds from related parties		385,419
John David Milroy [Member]
Promissory notes, issued		0	10,000	60,000
Notes payable		75,425	55,748	33,439
Accured Interest		19,543	11,143	3,217
Unamortized debt discount		14,119	25,395	29,778
Borrowed loans with attached shares of warrants		$ 70,000
Shares of warrants | shares		350,000
Dr. Moore [Member]
Promissory notes, issued		$ 0	30,000	50,000
Notes payable		112,606	88,966	57,444
Accured Interest		27,180	15,180	4,480
Unamortized debt discount		14,574	$ 26,214	$ 17,036
Borrowed loans with attached shares of warrants		$ 100,000
Shares of warrants | shares		500,000